Common Stock - Schedule of loss per share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income	$ (15,882,522)	$ (22,482,813)	$ (53,299,432)	$ (37,326,897)	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Denominator:
Weighted average basic shares outstanding (in shares)	27,928,342	25,276,878	27,574,641	25,138,698	25,791,117	24,775,858	24,264,683
Effect of dilutive shares (in shares)						1,153,388
Weighted average diluted shares (in shares)	27,928,342	25,276,878	27,574,641	25,138,698	25,791,117	25,929,246	24,264,683
Basic loss per share (in dollars per share)	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)	$ (3.482)	$ 0.37	$ (0.565)
Diluted loss per share (in dollars per share)	$ (0.569)	$ (0.889)	$ (1.933)	$ (1.485)	$ (3.482)	$ 0.353	$ (0.565)